Warrants (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 29, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Warrants (Details) [Line Items]
Conversion ratio		1
Redemption price of warrants		$ 18
Proceeds from issuance of PIPE warrants (in Dollars) | $	$ 10,210	$ 10,210
Convertible Debt [Member] | Line of Credit [Member]
Warrants (Details) [Line Items]
Working capital loan (in Dollars) | $		$ 800
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrant, exercise price		$ 11.5
Period before warrants become exercisable		30 days
Warrant term		5 years
Public Warrants [Member] | Graf Acquisition Partners IV LLC [Member]
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares		3,432,286
Private Warrants [Member] | Graf Acquisition Partners IV LLC [Member]
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares		4,721,533
Warrant, exercise price		$ 11.5
SPA Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares		1,000,000
Warrant, exercise price		$ 11.5
Redemption price of warrants		$ 18
Working Capital Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares		523,140
Warrant, exercise price		$ 11.5
PIPE Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares	10,209,994
Warrant term	5 years
Purchase price	$ 1
Proceeds from issuance of PIPE warrants (in Dollars) | $	$ 10,200
Period before warrant adjustment	180 days
Cashless exchange, stock price trigger	$ 1.5
PIPE Warrants [Member] | Minimum [Member]
Warrants (Details) [Line Items]
Cashless exchange, stock price trigger	1.5
First Tranche [Member] | PIPE Warrants [Member]
Warrants (Details) [Line Items]
Warrant, exercise price	10
Second Tranche [Member] | PIPE Warrants [Member]
Warrants (Details) [Line Items]
Warrant, exercise price	12.5
Third Tranche [Member] | PIPE Warrants [Member]
Warrants (Details) [Line Items]
Warrant, exercise price	$ 15
Common Stock [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Closing price required to redeem warrants		$ 18